Financial Income and Expenses - Summary of Financial Income and Expenses (Detail) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about finance income expense [line items]
Contractual interest on ﬁnancial assets	kr 2,322	kr 2,515	kr 1,897
Net revaluation gains and losses on financial assets	141	137	(64)
Financial income	2,480	2,734	2,145
Net revaluation gains and losses on financial liabilities	(56)	(82)	(134)
Net interest on pension liabilities	(681)	(647)	(517)
Financial expenses	(3,047)	(4,103)	(4,118)
Net foreign exchange gains/losses	235	(355)	(1,020)
Financial income and expenses, net	(332)	1,724	(2,993)
Financial instruments at fair value through profit or loss	497	289	885
Financial liabilities designated at fair value through profit or loss	(472)	378	(1,100)
Financial assets at amortized cost [member]
Disclosure of detailed information about finance income expense [line items]
Financial income	330	538	403
Contractual interest on financial liabilities [member]
Disclosure of detailed information about finance income expense [line items]
Financial expenses	(1,636)	2,486	(2,282)
Contractual interest on financial liabilities at amortized cost [member]
Disclosure of detailed information about finance income expense [line items]
Financial expenses	(96)	277	(501)
Lease interest expense [member]
Disclosure of detailed information about finance income expense [line items]
Financial expenses	(402)	421	(464)
Other financial income (expenses) [member]
Disclosure of detailed information about finance income expense [line items]
Financial income	17	82	184
Financial expenses	kr (272)	kr 631	kr (721)